CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
CAPITAL STOCK

NOTE 5 — CAPITAL STOCK

The Company has 100,000,000 shares of Common Stock, par value $0.001 per share, authorized for issuance, 1,000,000 shares of Preferred Stock, of which (i) 40,000 Preferred shares were allocated to the Series B Convertible Preferred Stock, par value $0.01 per share, (ii) 4 Preferred shares were allocated to the Series A Super Voting Preferred Stock, par value $0.10 per share and (iii) 50,000 Preferred shares were allocated to Series C Preferred Stock, par value $0.0001 per share, authorized for issuance.

Series A Super Voting Preferred Stock

The holders of the Series A Super Voting Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Company’s Common Stock, and on all such matters, the four (4) shares of Series A Super Voting Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of the Common Stock and all other voting securities of the Company are entitled to, as of any such date of determination, plus one million (1,000,000) votes, it being the intention that the holders of the Series A Super Voting Preferred Stock shall have effective voting control of the Company, on a fully diluted voting basis. Accordingly, each share of Series A Super Voting Stock shall entitle the Holder to that number of votes as is equal to 12.5% of the outstanding shares of Common Stock and all other voting securities of the Company are entitled to, as of such date of determination, plus 250,000 votes. The holders of the Series A Super Voting Preferred Stock shall vote together with the holders of Common Stock as a single class. Currently, Lance Friedman, our Chief Executive Officer holds all 4 outstanding shares of the Series A Super Voting Preferred Stock.

In connection with the issuance of the 20% OID Convertible Notes, the Company was to issue incentive shares of unrestricted common stock. As of June 30, 2025, none of the incentive shares were issued and were recorded as a Common Share Payable current liability.

NOTE 7 — CAPITAL STOCK

The Company has 100,000,000 shares of Common Stock, par value $0.001 per share, authorized for issuance, 1,000,000 shares of Preferred Stock, of which (i) 40,000 Preferred shares were allocated to the Series B Convertible Preferred Stock, par value $0.01 per share, (ii) 4 Preferred shares were allocated to the Series A Super Voting Preferred Stock, par value $0.10 per share and (iii) 50,000 Preferred shares were allocated to Series C Preferred Stock, par value $0.0001 per share, authorized for issuance.

As of December 31, 2024, there were 32,958,288 shares of Common Stock, 147 shares of Series B 10% Convertible Preferred Stock, 4 shares of Series A Super Voting Preferred Stock, and 0 shares of Series C Convertible Preferred Stock that are issued and outstanding.

Series A Super Voting Preferred Stock

The holders of the Series A Super Voting Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Company’s Common Stock, and on all such matters, the four (4) shares of Series A Super Voting Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of the Common Stock and all other voting securities of the Company are entitled to, as of any such date of determination, plus one million (1,000,000) votes, it being the intention that the holders of the Series A Super Voting Preferred Stock shall have effective voting control of the Company, on a fully diluted voting basis. Accordingly, each share of Series A Super Voting Stock shall entitle the holder to that number of votes as is equal to 12.5% of the outstanding shares of Common Stock and all other voting securities of the Company are entitled to, as of such date of determination, plus 250,000 votes. The holders of the Series A Super Voting Preferred Stock shall vote together with the holders of Common Stock as a single class. Currently, Lance Friedman, our Chief Executive Officer holds all 4 outstanding shares of the Series A Super Voting Preferred Stock.

Series B Preferred Convertible Stock

The Company is authorized to issue 40,000 shares, $0.01 par value Series B preferred stock.

Each share of the Series B preferred stock is convertible into 10,000 shares of common stock in the Company. The Series B 10% Convertible Preferred Stock shall have a 10% dividend rate and have preference in liquidation so that holders of Series B 10% Convertible Preferred Stock are paid in full prior to any payments to holders of common stock of the Company. The Series B 10% Convertible Preferred Stock shall be automatically converted into shares of common stock of the Company on the effective date of the Corporation’s S-1 filing with the Securities Exchange Commission.

In the second quarter of 2022, the Company issued 141 shares of Series B preferred stock with a par value of $0.01 per share and a purchase price of $6,750 per share to 15 investors for $1,057,200 which includes a 10% discount of $105,450 and cash of $951,750. The terms of these Series B issuances included a 10% share price discount and a 10% dividend. The Company paid $53,994 in fees to brokers related to these issuances.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

In the second quarter of 2023, the Company sold 6 shares of Series B, 10% convertible preferred stock, with a par value of $0.01 per share and a purchase price of $7,500 per share to 1 investor for $50,000 which includes a 10% discount of $5,000 and cash of $45,000. The Company paid $0 in fees to brokers related to these issuances.

As of December 31, 2024, and 2023, the total Series B preferred shares outstanding were 147 and 147 shares, respectively.

Common stock

During the years ended December 31, 2024, and December 31, 2023, the Company did not issue any shares of its common stock.

In connection with the issuance of the 35% OID Super Priority Convertible Notes in 2022, the Company was to issue 1,000,000 incentive shares of unrestricted common stock. In connection with the issuance of the 35% OID Super Priority Convertible Notes in 2023, the Company was to issue 100,000 incentive shares of unrestricted common stock. In connection with the issuance of the 20% OID Convertible Notes in 2023, the Company was to issue 468,250 incentive shares of unrestricted common stock. As of December 31, 2024 and 2023, none of the incentive shares were issued and were recorded as a Common share payable current liability.